Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2014 USD ($)
Income Taxes Details Narrative
Federal and state net operating loss tax carryforwards	$ 6,101,510
Federal and state net operating loss tax carryforwards expiration period	2033